CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Income/(loss) for the period	[1]	$ 3,644	$ 4,875	$ 3,650	$ 8,519	$ 11,089
Items that may be reclassified to income in later periods:
– Currency translation differences	[2]	4,127	1,711	698	5,837	(1,296)
– Debt instruments remeasurements		7	6	(12)	14	(19)
– Cash flow hedging gains/(losses)		(109)	(25)	14	(135)	67
– Deferred cost of hedging		5	(42)	(6)	(37)	(20)
– Share of other comprehensive income/(loss) of joint ventures and associates		113	74	(50)	187	(62)
Total		4,143	1,723	644	5,866	(1,330)
Items that are not reclassified to income in later periods:
– Retirement benefits remeasurements		158	306	310	465	749
– Equity instruments remeasurements		(8)	(16)	(81)	(24)	(3)
– Share of other comprehensive income/(loss) of joint ventures and associates		(23)	(36)	44	(59)	55
Total		128	254	273	381	801
Other comprehensive income/(loss) for the period		4,270	1,977	917	6,248	(529)
Comprehensive income/(loss) for the period		7,914	6,852	4,567	14,767	10,560
Comprehensive income/(loss) attributable to non-controlling interest		122	105	123	227	180
Comprehensive income/(loss) attributable to Shell plc shareholders		$ 7,792	$ 6,748	$ 4,443	$ 14,540	$ 10,381

[1]	See Note 2 “Segment information”.
[2]	1. See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.